Merger Transaction Business Acquisition, Pro Forma Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	$ 808
Business Acquisition, Pro Forma Revenue		$ 29,647	$ 26,908
Business Acquisition, Pro Forma Income from Continuing Operations, Net of Tax		$ 1,143	$ 848
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	$ (48)